CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Total Revenues	$ 328,063	$ 261,450	$ 252,845
Costs and Expenses:
Cost of revenues	22,477	25,520	23,757
Customer acquisition costs and media buy	197,626	135,891	128,351
Research and development	30,880	22,585	18,884
Selling and marketing	39,085	34,736	38,918
General and administrative	15,819	14,999	16,450
Depreciation and amortization	9,923	9,711	9,719
Restructuring charges			2,075
Total Costs and Expenses	315,810	243,442	238,154
Income from Operations	12,253	18,008	14,691
Financial expenses, net	2,638	3,470	3,794
Income before Taxes on Income	9,615	14,538	10,897
Taxes on income (benefit)	(610)	1,645	2,776
Net Income	$ 10,225	$ 12,893	$ 8,121
Net Earnings per Share - Basic	$ 0.38	$ 0.50	$ 0.31
Net Earnings per Share - Diluted	$ 0.36	$ 0.49	$ 0.31
Weighted average number of shares - Basic	26,687,145	25,965,357	25,850,067
Weighted average number of shares - Diluted	28,797,747	26,357,585	25,855,225
Search Advertising and other [Member]
Revenues:
Total Revenues	$ 179,365	$ 173,587	$ 126,868
Display and Social Advertising [Member]
Revenues:
Total Revenues	$ 148,698	$ 87,863	$ 125,977